CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Research and development (note 10, 21, 22)	$ 12,920,371	$ 12,944,510	$ 10,817,997
Operating (note 10, 21, 22)	13,314,574	12,514,496	9,558,641
Loss before the following	(26,234,945)	(25,459,006)	(20,376,638)
Change in fair value of warrant derivative (note 8)	17,117	3,491,928	(12,608,808)
Foreign exchange loss (note 21)	(135,636)	(659,173)	(316,719)
Interest income, net	98,612	121,194	179,277
Loss before income taxes	(26,254,852)	(22,505,057)	(33,122,888)
Income tax expense (note 15)	(49,427)	0	0
Net loss	(26,304,279)	(22,505,057)	(33,122,888)
Other comprehensive loss items that may be reclassified to net loss
Translation adjustment	(12,487)	(63,876)	(143,403)
Net comprehensive loss	$ (26,316,766)	$ (22,568,933)	$ (33,266,291)
Basic loss per common share (cad per share)	$ (0.49)	$ (0.56)	$ (1.50)
Diluted loss per common share (cad per share)	$ (0.49)	$ (0.56)	$ (1.50)
Weighted average number of shares (basic) (shares)	53,513,225	40,338,789	22,137,990
Weighted average number of shares (diluted) (shares)	53,513,225	40,338,789	22,137,990